RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 6 - RELATED PARTY TRANSACTIONS

Director and officer consulting fees for the year ended January 31, 2012, were $1,143,675 (2011 - $1,011,673 ; 2010 – $702,825) including stock based compensation of $431,949 (2011 - $509,408 ; 2010 – $476,592). As at January 31, 2012 the Company owed directors and officers $28,425 (2011 - $247,306). All balances owing were unsecured, non-interest bearing and had no fixed terms of repayment. Details of the related party transactions and balances, are as follows:

a)

During the year ended January 31, 2012, the Company paid or accrued consulting fees of $3,594 (2011 - $43,998 ; 2010 – $25,329) and recorded stock based compensation of $nil (2011 - $71,199 ; 2010 - $17,492) to a former officer of the Company. As at January 31, 2012, the Company owed this consultant $nil (2011-$3,911).

b)

On September 1, 2009, with retroactive effect to August 1, 2009, the Company entered into a two year consulting agreement with its former President and Frontera Geological Services Ltd., (Frontera) a company wholly-owned by its former President whereby the Company agreed to pay a consulting fee for services ordinarily provided by a Chief Executive Officer of approximately $12,500 (CDN$12,500) per month plus sales tax and agreed to issue to this director options to purchase 100,000 shares of common stock (granted September 3, 2009). Under the terms of the agreement, certain bonuses were payable, pending the achievement of certain equity targets to be reached prior to August 1, 2010. None of the equity targets were reached prior to August 1, 2010. However, on February 10, 2011, pursuant to Board approval, the Company paid Frontera a discretionary cash bonus related to fiscal 2011 of approximately $200,000 (CDN$200,000), plus sales tax of approximately $24,000 (CDN$24,000).

On August 1, 2011, the Company renewed its consulting agreement with its former President and Frontera Geological Services Ltd., (Frontera) for a term of one year whereby the Company agreed to pay a consulting fee for services ordinarily provided by a Chief Executive Officer of approximately $12,500 (CDN$12,500) per month plus sales tax.

During the year ended January 31, 2012 in addition to the approximately $224,000 paid to Frontera, the Company paid or accrued consulting fees of $373,696 plus sales tax (including severance of approximately $225,000 (CDN$225,000) plus sales tax), (2011 - $359,416 ; 2010 – $122,394) and recorded stock based compensation of $1,560 (2011 - $29,226 ; 2010 - $nil) related to this consulting agreement and a predecessor agreement.

c)

At January 31, 2012, the Company was indebted to a director and officer of this Company in the amount of $nil (2011 - $230,723). On January 7, 2011 the Company entered into a one year consulting agreement with a company controlled by the Company’s Chief Financial Officer whereby it agreed to pay a consulting fee for services ordinarily provided by a Chief Financial Officer of approximately $12,500 (CDN$12,500) per month plus sales tax. In addition, on January 7, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to the Company’s Chief Financial Officer to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $0.80 per share, for a three (3) year term expiring January 7, 2014. During March, 2012, pursuant to Board approval, the Company paid this company a discretionary cash bonus of approximately $10,000 (CDN$10,000) plus sales tax. Effective January 1, 2012 the Company renewed the consulting agreement for one year and increased the monthly consulting fee to approximately $15,000 (CDN$15,000) per month plus sales tax.

During the year ended January 31, 2012, the Company paid or accrued consulting fees of $167,098 (2011 - $9,538 ; 2010 - $nil) and recorded stock based compensation of $135,649 (2011 - $nil ; 2010 - $nil) related to this consulting agreement. At January 31, 2012 and 2011, the Company was indebted to an officer of this Company in the respective amounts of $16,744 and $12,672. On August 24, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to a company jointly controlled by the Company’s Chief Financial Officer to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $1.15 (CDN$1.15) per share, for a five (5) year term expiring August 24, 2016. The options vest in four installments over 12 months on November 1, 2011, February 1, 2012, May 1, 2012 and August 1, 2012.

d)

On March 11, 2011, the Company entered into a consulting agreement with a company controlled by the Company’s Executive Vice President of Corporate Development whereby it agreed to pay a monthly consulting fee for services ordinarily provided by an Executive Vice President of Corporate Development of approximately $12,500 (CDN$12,500) plus sales tax. In addition, on March 11, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to the Company’s Executive Vice President of Corporate Development to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $1.04 per share, for a three (3) year term expiring March 11, 2014. The options are to vest in four installments over 12 months on June 1, 2011, September 1, 2011, December 1, 2011 and March 1, 2012. During the year ended January 31, 2012, the Company paid or accrued consulting fees of $143,126 (2011 - $nil ; 2010 - $nil) and recorded stock based compensation of $150,625 (2011 - $nil ; 2010 - $nil) related to this consulting agreement. At January 31, 2012 and 2011, the Company was indebted to an officer of this Company in the respective amounts of $11,681 and $nil. On August 24, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to a company jointly control by the Company’s Executive Vice President of Corporate Development to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $1.15 (CDN$1.15) per share, for a five (5) year term expiring August 24, 2016. The options vest in four installments over 12 months on November 1, 2011, February 1, 2012, May 1, 2012 and August 1, 2012. Effective March 1, 2012 the Company renewed the consulting agreement for one year and increased the monthly consulting fee to approximately $15,000 (CDN$15,000) per month plus sales tax. In addition, effective January 20, 2012, the VP Corporate Development assumed the additional role of interim President of the Company for which he is being compensated an additional fee of approximately $2,500 (CDN$2,500) per month.

e)

On July 14, 2009, the Company entered into a one year consulting agreement with an officer and a company controlled by this officer whereby the Company agreed to pay a consulting fee for services consistent with those ordinarily provided by an Executive Vice President of Corporate Development of approximately $12,500 (CDN$12,500) plus sales tax per month and agreed to issue to this officer options to purchase 1,000,000 shares of common stock at an exercise price of $0.60 per share for three years (granted July 14, 2009). Under the terms of the agreement, certain bonuses were payable, pending the achievement of certain equity targets to be reached prior to July 14, 2010. None of the equity targets were reached and consequently no bonus was paid or payable.

During the year ended January 31, 2012 the Company paid consulting fees of $nil (2011 - $73,398 ; 2010 - $78,510) and recorded stock based compensation of $nil (2011 - $162,085 ; 2010 - $153,593) to this company. At January 31, 2012 the Company was indebted to this company in the amount of $nil (2011 - $nil). Effective July 14, 2010, the officer resigned as the Company’s Executive Vice President of Corporate Development (note 7).

f)

During the year ended January 31, 2012, the Company paid aggregate director fees of approximately $26,205 (CDN$25,000) (2011 - $nil ; 2010 - $nil) to five directors and recorded stock based compensation of $144,115 (2011 - $246,897 ; 2010 - $144,009) related to stock options granted to one director (2011 - three other directors).

g)

During the year ended January 31, 2012, the Company paid (recovered) consulting fees of ($1,993) (2011 - $15,916 ; 2010 - $nil) and recorded stock based compensation of $144,115 (2011 –$104,500 ; 2010 - $nil) to a Director and paid another director $nil for geological services (2011-$18,381 ; 2010 - $nil).

h)	During the year ended January 31, 2012, the Company recorded stock based compensation of $nil (2011 - $142,397 ; 2010 - $144,007) related to stock options granted to two other directors.

i)

On July 25, 2011 the Company entered into a rental agreement for office space in La Plata, Argentina with a consultant of the Company, for the period July 2011 to June 2014 at a cost of $2,500 per month. During the year ended January 31, 2012, the Company paid $14,091 and owed $1,250 ( 2011 and 2010 – $nil).

During the year ended January 31, 2012, the Company’s directors and officers exercised a total of 1,042,500 (2011 - 333,334) stock options for $478,700 and exercised nil warrants (2011 – 775,000) warrants for $nil (2011-$116,000).

Additional related party transactions are disclosed in note 7 to these financial statements.